Long-term Debt - Components (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term debt components
Total debt	$ 795,364	$ 1,055,045	$ 1,061,165
Less: debt issuance costs	11,322	20,975	27,227
Less: current portion	18,000	21,099	8,100
Total long-term debt	$ 766,042	1,012,971	1,025,838
May 2014 First Lien
Long-term debt components
Total debt		792,167	798,605
Term loan | May 2014 First Lien
Long-term debt components
Total debt		792,167
Term loan | May 2014 Second Lien
Long-term debt components
Total debt		262,878	262,560
Revolver | May 2014 Second Lien
Long-term debt components
Total debt		$ 0	$ 0